EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share [text block]
	Thousands of U.S. dollars
	2016 (*)	2017	2018
Result attributable to equity owners of the Company
Atento's profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars)	3,357	(13,568)	20,486
Atento’s loss attributable to equity owners of the parent from discontinued operations (in thousands of U.S. dollars)	(3,206)	-	-
Weigthed average number of ordinary shares	73,816,933	73,909,056	73,841,447
Basic earnings/(loss) per share from continuing operations (in U.S. dollars)	0.05	(0.18)	0.28
Basic loss per share from discontinued operations (in U.S. dollars)	(0.04)	-	-

	Thousands of U.S. dollars
	2016 (*)	2017	2018
Result attributable to equity owners of the Company
Atento’s profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars) (1)	3,357	(13,568)	20,486
Atento’s loss attributable to equity owners of the parent from discontinued operations (in thousands of U.S. dollars) (1)	(3,206)	-	-
Potential increase in number of ordinary shares outstanding in respect of share-based plan	272,791	-	936,616
Adjusted weighted average number of ordinary shares	74,089,724	73,909,056	74,778,063
Diluted earnings/(loss) per share from continuing operations (in U.S. dollars)	0.05	(0.18)	0.28
Diluted loss per share from discontinued operations (in U.S. dollars)	(0.04)	-	-